Cover Page	Apr. 06, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 06, 2020
Entity Registrant Name	PLAINS GP HOLDINGS LP
Entity Incorporation, State or Country Code	DE
Entity File Number	1-36132
Entity Tax Identification Number	90-1005472
Entity Address, Address Line One	333 Clay Street
Entity Address, Address Line Two	Suite 1600
Entity Address, City or Town	Houston
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	77002
City Area Code	713
Local Phone Number	646-4100
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Title of 12(b) Security	Class A Shares
Trading Symbol	PAGP
Security Exchange Name	NYSE
Entity Central Index Key	0001581990
Amendment Flag	false
Current Fiscal Year End Date	--12-31